Accrued Expenses, Advances and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables

	June 30, 2026	December 31, 2025
Employee related payables	$1,073	$3,749
Accrued expenses	16,180	14,028
VAT, duty and excise tax liability	—	123
Other	14,985	2,544
Total	$32,238	$20,444